CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 2,363	$ 2,863	$ 4,561	$ 4,887
Cost of revenues	1,088	2,016	2,178	4,227
Gross profit	1,275	847	2,383	660
Research and development costs	349	126	696	264
Selling, general and administrative expenses	1,606	1,975	3,115	4,676
(Gain) loss on sales of subsidiaries and Appbuilder	59	(157)	(786)	(245)
Total operating expenses	2,014	1,944	3,025	4,695
Operating loss	(739)	(1,097)	(642)	(4,035)
Financial expenses (income), net	(31)	1,956	42	2,460
Other income				(580)
Loss before taxes	(708)	(3,053)	(684)	(5,915)
Taxes on income	3	53	51	137
Net loss from continuing operation	(711)	(3,106)	(735)	(6,052)
Net loss from discontinued operation		917	399	1,164
Net loss	(711)	(4,023)	(1,134)	(7,216)
Net result attributable to noncontrolling interests	44	85	221	141
Loss attributed to BluePhoenix shareholders	$ (755)	$ (4,108)	$ (1,355)	$ (7,357)
Loss per share:
From continued operation- basic and diluted	$ (0.07)	$ (0.48)	$ (0.09)	$ (0.95)
From discontinued operation- basic and diluted	$ 0.00	$ (0.14)	$ (0.04)	$ (0.18)
Attritubed to the shareholders	$ (0.07)	$ (0.62)	$ (0.13)	$ (1.13)
Shares used in per share calculation: Basic and diluted	10,694	6,600	10,668	6,520